Share-based Payment (Tables)	12 Months Ended
Mar. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Number and Weighted Average Exercise Prices of Market Performance Options

	March 31, 2023
	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price
$1.55 - $1.60	4.38	115,715	28,572	$1.55
$1.61 - $6.07	4.49	114,000	114,000	1.64
$6.08 - $22.40	3.86	20,716	6,908	11.10
$22.41 - $27.92	3.37	85,715	57,144	25.55
$27.93 - $157.62	5.99	81,187	54,177	66.42
	4.49	417,333	260,801	$20.58

Summary of Number and Weighted Average Share Prices of DSUs

The number and weighted average share prices of DSUs are as follows:

		2023		2022
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	DSUs	price	DSUs
DSUs outstanding at April 1, 2023 and 2022		$66.45	4,308	$63.00	1,202
Granted		—	—	19.26	3,106
DSUs outstanding at March 31, 2023 and 2022		$66.45	4,308	$66.45	4,308
DSUs exercisable at March 31, 2023 and 2022		$66.45	4,308	$39.93	2,753

Summary of Number and Weighted Average Share Prices of RSUs

		2023		2022
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	RSUs	price	RSUs
RSUs outstanding at April 1st, 2023 and 2022		$59.75	25,038	$92.08	95,845
Granted		3.31	436,449	16.19	111,915
Forfeited		19.25	(22,710)	51.65	(10,538)
Released through the issuance of common shares	14(d)	5.60	(262,495)	50.53	(108,079)
Withheld as payment of withholding taxes	14(d)	5.60	(173,493)	10.61	(64,105)
RSUs outstanding at March 31, 2023 and 2022		$60.04	2,789	$59.75	25,038

Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Plan

	2023		2022
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options
Options outstanding at April 1st, 2023 and 2022	$37.41	306,321	$65.91	121,208
Granted	1.59	229,715	25.41	286,554
Forfeited/Cancelled	18.04	(68,385)	37.41	(94,298)
Expired	50.79	(50,318)	89.90	(7,143)
Options outstanding at March 31, 2023 and 2022	$18.23	417,333	$37.41	306,321
Options exercisable at March 31, 2023 and 2022	$20.79	260,801	$56.68	102,883

Summary of Assumptions Used to Determine Fair Value of Options Granted

	Year ended
Black Sholes assumptions used	March 31, 2023	March 31, 2022
Share price	$1.55-$1.64	$25.41
Exercise price	$1.55-$1.64	$25.41
Dividend yield	nil	nil
Risk-free interest	3.10% - 3.60%	0.94%
Expected life (years)	3.61	4.29
Expected volatility	94.38% - 106.70%	82.73%

Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Plan

The number and weighted average exercise prices of market performance options are as follows:

		2023		2022
		Weighted		Weighted
		average		average
		exercise	Number of	exercise	Number of
	Notes	price	options	price	options
Options outstanding at April 1, 2023 and 2022		$155.05	157,142	$155.05	157,142
Options outstanding at March 31, 2023 and 2022		$155.05	157,142	$155.05	157,142
Options exercisable at March 31, 2023 and 2022		$155.05	21,429	$155.05	21,429